SHORT-TERM DEPOSITS (Details Narrative)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	4.00%
Debt Instrument, Term	12 months